SCHEDULE OF BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic weighted average number of shares					433,143,911	195,725,543
Diluted weighted average number of shares	733,766,705	4,021,145,995	683,131,202	3,986,761,492	4,337,208,296	195,725,543
Basic weighted average number of shares	733,766,705	371,466,210	683,131,202	337,081,707	433,143,911	195,725,543
Convertible notes payable		196,946,452		196,946,452
Convertible Notes Payable [Member]
Diluted weighted average number of shares					247,997,718
Series B Preferred Stock [Member]
Diluted weighted average number of shares					949,400,000
Preferred stock		949,400,000		949,400,000
Series E Preferred Stock [Member]
Diluted weighted average number of shares					2,706,666,667
Preferred stock		2,503,333,333		2,503,333,333